Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenue:
Product revenue		$ 40,250	$ 48,263	[1]	$ 45,579	[1]
Cost of revenue:
Cost of product revenue		21,957	24,725	[1]	22,574	[1]
Cost of other revenue		2,405	2,397	[1]	3,022	[1]
Total cost of revenue		24,362	27,122	[1]	25,596	[1]
Gross profit		15,888	21,141	[1]	19,983	[1]
Operating expenses:
Research and development		27,909	25,202	[1]	26,334	[1]
Sales and marketing		9,411	8,785	[1]	7,126	[1]
General and administrative		10,085	6,679	[1]	6,267	[1]
Total operating expenses		47,405	40,666	[1]	39,727	[1]
Operating income (loss)		(31,517)	(19,525)	[1]	(19,744)	[1]
Financial income (expense):
Interest expense		(5,447)	(4,672)	[1]	(3,734)	[1]
Interest income		71	60	[1]	48	[1]
Other financial expense		(400)	0	[1]	(83)	[1]
Convertible debt amendments		(265)	(322)	[1]	0	[1]
Change in the fair value of convertible debt embedded derivative		0	0	[1]	(1,583)	[1]
Foreign exchange gain (loss), net		366	(1,401)	[1]	593	[1]
Profit (Loss) before income taxes	[1]	(37,192)	(25,860)		(24,503)
Profit (loss) before income taxes			(25,860)		(24,503)
Income tax expense (benefit)		(968)	300	[1]	284	[1]
Profit (Loss)		(36,224)	(26,160)	[1]	(24,787)	[1]
Attributable to:
Shareholders of the parent		(36,224)	(26,160)	[1]	(24,787)	[1]
Non-controlling interests		$ 0	$ 0	[1]	$ 0	[1]
Basic earnings (loss) per share (in dollars per share)		$ (0.39)	$ (0.34)	[1]	$ (0.39)	[1]
Diluted earnings (loss) per share (in dollars per share)		$ (0.39)	$ (0.34)	[1]	$ (0.39)	[1]
Weighted average number of shares used for computing:
Basic (in shares)		93,767,005	77,668,404	[1]	63,805,442	[1]
Diluted (in shares)		93,767,005	77,668,404	[1]	63,805,442	[1]
Product
Revenue:
Product revenue		$ 28,938	$ 37,353	[1]	$ 34,581	[1]
Other revenue
Revenue:
Product revenue		$ 11,312	$ 10,910	[1]	$ 10,998	[1]

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.